Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, Plant and Equipment, Net

	Land	Buildings	Machinery and equipment	Tools	Other equipment	Construction in progress and equipment to be inspected	Total	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	US$000
January 1, 2016
Cost	452,738	10,700,236	45,945,380	3,673,636	3,047,001	826,103	64,645,094
Accumulated depreciation and impairment	—	(5,863,556)	(38,602,675)	(3,323,862)	(2,643,441)	—	(50,433,534)

	452,738	4,836,680	7,342,705	349,774	403,560	826,103	14,211,560

January 1, 2016	452,738	4,836,680	7,342,705	349,774	403,560	826,103	14,211,560
Additions	—	255,916	934,913	358,413	351,850	2,789,903	4,690,995
Disposals	—	(51)	(8,624)	—	(351)	—	(9,026)
Reclassifications	—	372,448	1,509,798	22,882	37,373	(1,942,501)	—
Depreciation expenses	—	(631,233)	(2,188,976)	(201,755)	(206,477)	—	(3,228,441)
Impairment losses	—	—	—	—	(8,198)	—	(8,198)
Exchange adjustments	—	(45,814)	(18,196)	(4,871)	(11,134)	(45,689)	(125,704)

December 31, 2016	452,738	4,787,946	7,571,620	524,443	566,623	1,627,816	15,531,186

December 31, 2016
Cost	452,738	11,183,278	47,002,228	3,999,894	3,353,413	1,627,816	67,619,367
Accumulated depreciation and impairment	—	(6,395,332)	(39,430,608)	(3,475,451)	(2,786,790)	—	(52,088,181)

	452,738	4,787,946	7,571,620	524,443	566,623	1,627,816	15,531,186
Less: Property, plant and equipment classified as held for sale	—	(710,191)	(433,688)	(90,460)	(168,314)	(631,315)	(2,033,968)

	452,738	4,077,755	7,137,932	433,983	398,309	996,501	13,497,218

January 1, 2017
Cost	452,738	11,183,278	47,002,228	3,999,894	3,353,413	1,627,816	67,619,367	2,281,355
Accumulated depreciation and impairment	—	(6,395,332)	(39,430,608)	(3,475,451)	(2,786,790)	—	(52,088,181)	(1,757,361)

	452,738	4,787,946	7,571,620	524,443	566,623	1,627,816	15,531,186	523,994
Less: Property, plant and equipment classified as held for sale	—	(710,191)	(433,688)	(90,460)	(168,314)	(631,315)	(2,033,968)	(68,622)

	452,738	4,077,755	7,137,932	433,983	398,309	996,501	13,497,218	455,372

January 1, 2017	452,738	4,077,755	7,137,932	433,983	398,309	996,501	13,497,218	455,372
Additions	—	211,098	2,007,767	571,601	195,957	1,716,268	4,702,691	158,660
Disposals	—	—	(30,066)	(2,302)	(1,865)	—	(34,233)	(1,155)
Reclassifications	—	141,400	1,535,619	44,882	22,149	(1,744,050)	—	—
Depreciation expenses	—	(511,167)	(1,837,482)	(357,695)	(192,934)	—	(2,899,278)	(97,816)
Impairment losses	—	—	—	—	(956)	—	(956)	(32)
Exchange adjustments	—	—	(43)	—	(88)	—	(131)	(5)

December 31, 2017	452,738	3,919,086	8,813,727	690,469	420,572	968,719	15,265,311	515,024

December 31, 2017
Cost	452,738	9,809,970	45,778,207	4,004,703	2,624,083	968,719	63,638,420	2,147,045
Accumulated depreciation and impairment	—	(5,890,884)	(36,964,480)	(3,314,234)	(2,203,511)	—	(48,373,109)	(1,632,021)

	452,738	3,919,086	8,813,727	690,469	420,572	968,719	15,265,311	515,024

Capitalization Interest and Capitalization Interest Rate Applied Related to Property, Plant and Equipment

As of December 31, 2016 and 2017, certain of the above property, plant and equipment were pledged as collateral for long-term bank loans (Notes 32).

	2016	2017	2017
	NT$000	NT$000	US$000
Capitalization interest	13,435	18,769	633
Capitalization interest rate applied	1.7456%~3.6166%	1.7624%	1.7624%